Significant accounting policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CD1 [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	6,000,000	6,000,000
CD2 [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	15,000,000	15,000,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	51,832	184,147
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	18,491,855	4,206,771
Broker Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	760,767	59,149
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	332,209	400,757
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	10 years